Commitments and contingencies - Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Loss Contingencies [Line Items]
Restricted cash	$ 10,048		$ 9,651
Tax contingencies	2,988		2,969
Rental expense under non-cancelable operating leases, including contingent leases	$ 500	$ 500
Electricity
Loss Contingencies [Line Items]
Term of electricity supply contract	5 years
Straight-line depreciation percent per annum	20.00%
Capital Investment | Electricity
Loss Contingencies [Line Items]
Obligated refund to supplier should contract be terminated prior to end of contractual term	$ 1,400
Unearned Rebates | Electricity
Loss Contingencies [Line Items]
Obligated refund to supplier should contract be terminated prior to end of contractual term	1,100		$ 1,200
Foreign Tax Authority | Mexican Tax Authority | Surety Bond
Loss Contingencies [Line Items]
Restricted cash	4,400
Value of assessment by tax authorities	9,700
Foreign Tax Authority | Tax and Customs Administration, Netherlands
Loss Contingencies [Line Items]
Tax contingencies	$ 1,500